Earnings Per Share - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Jan. 24, 2010
Series A Preferred Stock
Class of Stock [Line Items]
Dividends, Preferred Stock	$ 4,482
Series B Preferred Stock
Class of Stock [Line Items]
Dividends, Preferred Stock	$ 1,073